Supplementry Financial Statement Information (Details) - Schedule of Basic and Diluted Loss Per Share (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Basic and Diluted Loss Per Share [Abstract]
Denominator for diluted loss per share - weighted number of Ordinary Shares	3,510,328	1,765,142
Dilutive loss per Ordinary Share (in dollars) (in Dollars per share)	$ (0.45)	$ (3.02)